LEASE OBLIGATIONS	9 Months Ended
Sep. 30, 2021
LEASE OBLIGATIONS [Abstract]
LEASE OBLIGATIONS
10.	LEASE OBLIGATIONS

During the year ended December 31, 2020, the Company entered into additional vehicle lease agreements ranging in term from 12-48 months in term. The Company present valued the lease payments using its incremental borrowing rate of 11.31% and recorded a lease obligation of $358,423. During the nine months ended September 30, 2021, the Company renewed several lease agreements and entered into a warehouse lease agreement and recorded an additional obligation of $619,678.

The Company’s lease obligations at September 30, 2021 and December 31, 2020 and the changes for the periods then ended are as follows:

$
Balance, December 31, 2019	202,798
Lease additions	358,423
Lease termination	(2,623)
Interest expense	28,671
Payments	(374,366)
Balance, December 31, 2020	212,903
Lease additions	619,678
Lease credit	(4,385)
Interest expense	23,778
Payments	(212,933)
Balance, September 30, 2021	639,041

The Company’s future minimum lease payments under the lease obligations as at September 30, 2021 and December 31, 2020 are as follows:

	September 30, 2021 $	December 31, 2020 $

Less than 1 year	249,381	104,745
1-5 years	508,930	134,784
5 + years	-	-
Total minimum lease payments	758,311	239,529
Less: Imputed Interest	(119,270)	(26,626)
Total lease obligations	639,041	212,903
Current portion of lease obligations	(201,785)	(92,736)
Non-current portion of lease obligations	437,256	120,167